FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of gross holding gains and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2020	U.S. Treasurey Securities (Mature on 01/28/2021)	1	$230,091,280	$7,515	$230,098,795

Liabilities:
Warrant Liability – Public Warrants		1			$15,985,000
Warrant Liability – Private Placement Warrants		3			$9,504,000

Schedule of initial measurement of key inputs for Private Placement Warrants and Public Warrants

Input	July 30, 2020
Risk-free interest rate	0.32%
Expected term (years)	5.92
Expected volatility	21.5%
Exercise price	$11.50
Fair value of Units	$10.00

December 31,2020
(Initial
Input	Measurement)
Risk-free interest rate	0.36%
Expected term (years)	5.49
Expected volatility	22.7%
Exercise price	$11.50
Fair value of Shares	$10.22

Schedule of changes in fair value of warrant liabilities

	Private				Warrant
	Placement	Level	Public	Level	Liabilities
Fair value as of May 28 2020	$—		$—		$—
Initial measurement on July 30, 2020	6,732,000	3	11,270,000	3	18,002,000
Change in fair value	2,772,000		4,715,000		7,487,000
Fair value as of December 31, 2020	$9,504,000	3	$15,985,000	1	$25,489,000